INSURANCE (Tables)	12 Months Ended
Dec. 31, 2023
INSURANCE
Schedule of types of insurance

Subsidiaries maintain insurance contracts with coverage determined by experts, taking into account the nature and degree of risk. The main insurance coverage contracted are:

Type	Scope	2023	2022
Assets	Inventories and property, plant and equipment items are insured against fire, electrical damage, explosion, machine breakage and overflow (leakage of material in fusion state).	108,885,132	102,494,125
Business Interruption	Net income plus fixed expenses	25,316,332	21,255,334
Civil Liability	Industrial operations	687,465	751,349